Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Beginning balance ,shares	1,307,500	1,180,000
Granted	550,000	387,500
Exercised	0	0
Expired	(242,500)	(260,000)
Ending balance, shares	1,615,000	1,307,500
Weighted average exercise price
Beginning balance	$ 1.31	$ 0.97
Granted	1.25	1.73
Exercised	0	0
Expired	(1.68)	(0.39)
Ending balance	$ 1.09	$ 1.31